Fees Summary	Jul. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,201,275,861.38
Previously Paid Amount	0
Total Fee Amount	177,308.32
Total Offset Amount	0
Net Fee	$ 177,308.32